CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and cash equivalents	$ 135,266	$ 127,123	$ 66,266
Accounts receivable trade, net	156,733	236,640	35,276
Inventories	1,428,157	1,107,177	843,864
Prepaid expenses and other current assets	89,808	48,248	88,836
Total current assets	1,809,964	1,519,188	1,034,242
Furniture, fixtures and equipment, net	134,259	158,502	175,751
Deposits	16,086	16,086	30,086
Total assets	1,960,309	1,693,776	1,240,079
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	271,566	349,812	228,063
Accrued expenses	$ 344,094	210,449	189,933
Litigation accrual		56,956	$ 505,000
Accrual for settlement	$ 80,000	451,000
Insurance premium finance contract	54,611	8,117	$ 13,574
Total current liabilities	750,271	1,076,334	936,570
Convertible notes - related party, net of discounts	2,946,118	2,940,944	$ 2,201,824
Convertible line of credit - related party, net of discounts	2,746,336	1,227,026
Total liabilities	$ 6,442,725	$ 5,244,304	$ 3,138,394
Commitments and contingencies (Note 10)
Stockholders' deficit
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock: $0.001 par value; 100,000,000 shares authorized; 48,972,496, 47,613,501 and 40,301,979 shares issued and outstanding as of December 31, 2015, June 30, 2015 and 2014, respectively.	$ 48,972	$ 47,614	$ 40,302
Additional paid in capital	38,754,495	37,049,161	33,194,961
Accumulated deficit	(43,285,883)	(40,647,303)	(35,133,578)
Total stockholders' deficit	(4,482,416)	(3,550,528)	(1,898,315)
Total liabilities and stockholders' deficit	$ 1,960,309	$ 1,693,776	$ 1,240,079